Commitments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments (Details) [Line Items]
Effective date	7 years	7 years
Gross proceeds, percentage	3.50%	3.50%
Underwriting Agreement [Member]
Commitments (Details) [Line Items]
Aggregate amount of purchased value	$ 4,550,543	$ 4,550,543
Underwriting Agreement [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Commitments (Details) [Line Items]
Business combination, description	The Company granted the underwriters a 45-day to purchase up to 1,800,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On November 13, 2019, the underwriters partially exercised their over-allotment option to purchase an additional 1,001,552 Units at $10.00 per Unit, leaving 798,448 Units available for a purchase price of $10.00 per Unit.	The Company granted the underwriters a 45-day to purchase up to 1,800,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On November 13, 2019, the underwriters partially exercised their over-allotment option to purchase an additional 1,001,552 Units at $10.00 per Unit, leaving 798,448 Units available for a purchase price of $10.00 per Unit.
FINRA [Member]
Commitments (Details) [Line Items]
Gross proceeds, percentage	30.00%	30.00%
IPO [Member]
Commitments (Details) [Line Items]
Effective date	5 years	5 years